Vessels, Net (Details Narrative)										1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended	8 Months Ended	10 Months Ended		12 Months Ended
	Sep. 30, 2025 USD ($) Vessel	Jun. 30, 2025 Capacity	Mar. 31, 2025 Capacity	Dec. 27, 2024 USD ($)	Jun. 21, 2023 USD ($) Capacity	Apr. 27, 2023 USD ($) Capacity	Mar. 29, 2023 USD ($) Capacity	Mar. 06, 2023 USD ($) Capacity	Feb. 05, 2023 USD ($) Capacity	Jun. 30, 2024 USD ($) Capacity	Mar. 06, 2023 USD ($)	Dec. 31, 2025 USD ($) Capacity	Sep. 30, 2025 USD ($)	Jun. 30, 2025 USD ($) Vessel	Aug. 31, 2023 USD ($) Capacity	Nov. 09, 2023 USD ($) Capacity	Oct. 16, 2023 USD ($)	Dec. 31, 2025 USD ($) Capacity Vessel	Dec. 31, 2024 USD ($) Vessel Capacity	Dec. 31, 2023 USD ($)
Property, Plant and Equipment [Line Items]
Finance lease liabilities												$ 329,860,000						$ 329,860,000	$ 325,784,000
Payments for Capital Improvements																		223,950,000	$ 747,023,000	$ 182,898,000
Vessel year built					2023	2023	2023	2016	2023						2019	2023			2024
Vessel capacity in DWT | Capacity					182,212	182,169	182,115	181,221	82,010						81,692	5,300			5,300
Additions									$ 35,605,000							$ 66,733,000
Finance Lease, Right-of-Use Asset, before Accumulated Amortization					$ 64,600,000	$ 50,890,000	$ 46,146,000								$ 27,561,000
Payments to Acquire Property, Plant, and Equipment																	$ 28,127,000
Property, Plant and Equipment, Transfers and Changes											$ 53,232,000						$ 27,555,000		$ 164,398,000
Vessel type					Capesize	Capesize	Capesize	Capesize	Kamsarmax						Kamsarmax	containership
Capitalized expenses					$ 2,574,000	$ 2,579,000	$ 3,028,000	$ 1,600,000	$ 1,305,000		$ 1,600,000								1,166,000
Proceeds from Sale of Property, Plant, and Equipment																		191,124,000	190,293,000	259,004,000
Gain (Loss) on Disposition of Property Plant Equipment																		16,926,000	25,760,000	50,248,000
Property, Plant and Equipment, Net												4,389,868,000						4,389,868,000	4,241,292,000
Asset Impairment Charges																				0
Vessels [Member]
Property, Plant and Equipment [Line Items]
Payments for Capital Improvements																		$ 24,248,000	$ 32,013,000	58,766,000
2020-built Kamsarmax Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																		2020
Vessel capacity in DWT | Capacity																		81,789
Additions																		$ 13,695,000
Property, Plant and Equipment, Transfers and Changes																		$ 25,888,000
Vessel type																		Kamsarmax
2025-built MR2 Product Tanker Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																		2025
Vessel capacity in DWT | Capacity																		49,994
Finance Lease, Right-of-Use Asset, before Accumulated Amortization												45,995,000						$ 45,995,000
Vessel type																		MR2 Product Tanker
Capitalized expenses												8,777,000						$ 8,777,000
2025-built Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																		2025
Number of vessels delivered | Vessel																		5
2024-built vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel																			12
TEU Containerships [Member]
Property, Plant and Equipment [Line Items]
Vessel capacity in DWT | Capacity																		7,700
Vessel type																		containerships	containerships
Number of vessels delivered | Vessel																		2	9
Aframax/ LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel type																		Aframax/LR2	Aframax/LR2
Number of vessels delivered | Vessel																		3	3
Two 7,700 TEU Containerships and Three Aframax/LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions																		$ 464,612,000
Containerships and Aframax/LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Capitalized expenses												49,934,000						49,934,000	$ 68,893,000
Nine 5,300 TEU Containerships and Three Aframax/LR2 Tanker Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions																			816,167,000
Four Kamsarmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Additions																			$ 117,825,000
2016-Built Scrubbet Fitted Capesize Vessel [Member]
Property, Plant and Equipment [Line Items]
Payments to Acquire Property, Plant, and Equipment								$ 42,879,000
Kamsarmax Vessels [Member]
Property, Plant and Equipment [Line Items]
Number of vessels delivered | Vessel																			4
Navios Amber [Member]
Property, Plant and Equipment [Line Items]
Increase in finance lease liability																		2,404,000		1,620,000
Finance lease liabilities												63,413,000						63,413,000
Decrease in finance lease liability																			$ 2,037,000
Navios Carol [Member]
Property, Plant and Equipment [Line Items]
Finance Lease, Right-of-Use Asset, before Accumulated Amortization										$ 27,463,000
Fifteen vessels sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																				259,004,000
Gain (Loss) on Disposition of Property Plant Equipment																				53,032,000
Dry dock and special survey costs, net																				$ 12,033,000
Navious Partners Third Party [Member]
Property, Plant and Equipment [Line Items]
Vessel type																			Kamsarmax
Navios Venus [Member]
Property, Plant and Equipment [Line Items]
Vessel year built										2015
Vessel capacity in DWT | Capacity										61,339
Additions				$ 26,683,000
Property, Plant and Equipment, Transfers and Changes				27,954,000
Vessel type										Ultra-Handymax
Capitalized expenses				$ 1,333,000
Three Vessels Sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from sale of property plant and equipment noncash																		201,124,000
Gain (Loss) on Disposition of Property Plant Equipment																		16,926,000
Dry dock and special survey costs, net												$ 18,659,000						18,659,000
Vessel held for sale																		2,245,000
Three Vessels Sold [Member] | 2005-built Panamax [Member]
Property, Plant and Equipment [Line Items]
Vessel year built												2005
Vessel capacity in DWT | Capacity												75,397
Vessel type												Panamax
Asset Impairment Charges													$ 1,094,000
Three Vessels Sold [Member] | 2009-built Transhipper Vessel and 2006-built Panamax [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges																		$ 6,782,000
Three Vessels Sold [Member] | 2009-Built Transhipper Vessel [Member]
Property, Plant and Equipment [Line Items]
Vessel year built		2009
Vessel capacity in DWT | Capacity		57,573
Vessel type		transhipper
Three Vessels Sold [Member] | 2006-built Panamax [Member]
Property, Plant and Equipment [Line Items]
Vessel year built			2006
Vessel capacity in DWT | Capacity			76,596
Vessel type			Panamax
Ten Vessels Sold [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment																			$ 190,293,000
Gain (Loss) on Disposition of Property Plant Equipment																			42,859,000
Dry dock and special survey costs, net																			5,275,000
Dry Bulk Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel type	dry bulk													dry bulk
Asset Impairment Charges	$ 1,094,000													$ 6,782,000					$ 17,099,000
Number Of Long Lived Assets In Which Impairment Indicators Present | Vessel	1													2
Vessels Agreed To Be Sold [Member] | 2008-built [Member]
Property, Plant and Equipment [Line Items]
Vessel year built																		2008
Vessel capacity in DWT | Capacity																		4,730
Vessel type																		containership
Property, Plant and Equipment, Net												$ 30,000,000						$ 30,000,000